Note 19 - Fair Value Measurements and Fair Values of Financial Instruments - Financial Assets and Liabilities on a Recurring and Nonrecurring (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investment securities available for sale	$ 10,725	$ 7,623
Fair Value, Recurring [Member]
Investment securities available for sale	10,725	7,623
Total fair value measurements	10,725	7,623
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale
Total fair value measurements
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	10,725	7,623
Total fair value measurements	10,725	7,623
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale
Total fair value measurements
Fair Value, Nonrecurring [Member]
Total fair value measurements	607	2,143
Impaired loans	321	319
Other Real Estate Owned	286	1,824
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Total fair value measurements
Impaired loans
Other Real Estate Owned
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Total fair value measurements
Impaired loans
Other Real Estate Owned
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Total fair value measurements	607	2,143
Impaired loans	321	319
Other Real Estate Owned	286	1,824
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investment securities available for sale	5,102	6,113
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member]
Investment securities available for sale	4,913	5,853
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member] | Fair Value, Recurring [Member]
Investment securities available for sale	4,913	5,853
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	4,913	5,853
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member]
Investment securities available for sale	189	260
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member] | Fair Value, Recurring [Member]
Investment securities available for sale	189	260
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	189	260
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale
Corporate Debt Securities [Member]
Investment securities available for sale	5,623	1,510
Corporate Debt Securities [Member] | Fair Value, Recurring [Member]
Investment securities available for sale	5,623	1,510
Corporate Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale
Corporate Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	5,623	1,510
Corporate Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale